Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	CATHOLIC RESPONSIBLE INVESTMENTS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001872555
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2024
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catholic Responsible Investments Magnus 45/55 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Catholic Responsible Investments Magnus 45/55 Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the Fund buys and sells shares of other Catholic Responsible Investments Funds mutual funds, the Fund is not expected to incur transaction costs directly. However, as a shareholder in the Underlying Funds, the Fund indirectly pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 45% of its assets and exposure to fixed-income securities in an amount equal to 55% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	45.00%	Fixed-Income Securities (Bond Funds)	55.00%
Catholic Responsible Investments Equity Index Fund	22.25%	Catholic Responsible Investments Ultra Short Bond Fund	0.00%
Catholic Responsible Investments Multi-Style US Equity Fund	7.00%	Catholic Responsible Investments Short Duration Bond Fund	13.75%
Catholic Responsible Investments International Equity Fund	9.00%	Catholic Responsible Investments Opportunistic Bond Fund	13.75%
Catholic Responsible Investments Small-Cap Fund	4.50%	Catholic Responsible Investments Bond Fund	27.50%
Catholic Responsible Investments International Small-Cap Fund	2.25%

The Adviser regularly reviews the Fund and may make changes to the Fund’s asset class allocations that deviate from the neutral mix to emphasize investments that the Adviser believes will provide the most favorable outlook for achieving the Fund’s long-term objective. The Fund may also deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. To do this, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the Underlying Funds and their historic patterns of performance relative to their asset class and to other Underlying Funds. Under normal circumstances, however, the Fund will not deviate more than 2.5% from its targeted allocation of Underlying Funds.

The following table shows the Fund’s target asset class allocations generally. Under normal circumstances, the Fund’s general target asset class allocations may vary up to 5% in either direction.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)
Target Allocation	45.00%	55.00%
Permissible Range	40-50%	50-60%

Catholic Responsible Investing

The Fund, through its investments in the Underlying Funds, will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in an underlying Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on an underlying Fund’s ability to achieve its investment objective, and consequently does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. With respect to the Underlying Funds that the Fund may invest in, the Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance (and an underlying Fund’s performance) may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-348-6466
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cbisonline.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
12.40%	(10.63)%
6/30/2020	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Asset Allocation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The ability of the Fund to meet its investment objective is directly related to its asset allocation among the Underlying Funds and its direct investments and the ability of the Underlying Funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, the Fund may not achieve its objective.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Affiliated Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Affiliated Fund Risk — In managing the Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser by some Underlying Funds are higher than the fees paid by other underlying funds. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds. If an Underlying Fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that Underlying Fund.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Investment in Underlying Funds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in Underlying Funds Risk — The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation. The Fund is exposed indirectly to the following risks because of its investments in Underlying Funds.

Fixed Income Market Risk — The prices of Underlying Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Market Risk — The prices of and the income generated by Underlying Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Floating Rate Securities Risk — Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Duration Risk — The longer-term securities in which an Underlying Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Underlying Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Large-Capitalization Company Risk — The large capitalization companies in which an Underlying Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk — The small- and mid-capitalization companies in which an Underlying Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by an Underlying Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Underlying Fund to sell such investments at inopportune times, which could result in losses to the Underlying Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk — An Underlying Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Adjustable Rate Mortgages Risk — ARMs contain limitations, such as maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security, limitations on maximum interest rate adjustments, or limitations on changes in monthly payments. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Geographic Focus Risk — To the extent that it focuses at times its investments in a particular country or geographic region, an Underlying Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Indexing Strategy/Index Tracking Risk — Certain Underlying Funds are managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Underlying Index or of the actual securities comprising the Underlying Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Underlying Index and, consequently, the performance, volatility, and risk of the Fund. The Fund’s performance may not match the performance of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. As discussed below, the Fund’s performance may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Asset-Backed Securities Risk — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Underlying Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Underlying Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on an Underlying Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Catholic Values Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catholic Values Investing Risk — The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CMNVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.52%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	354
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 809
Annual Return 2019	rr_AnnualReturn2019	16.32%
Annual Return 2020	rr_AnnualReturn2020	13.94%
Annual Return 2021	rr_AnnualReturn2021	10.55%
Annual Return 2022	rr_AnnualReturn2022	(14.00%)
Annual Return 2023	rr_AnnualReturn2023	13.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.63%)
1 Year	rr_AverageAnnualReturnYear01	13.39%
5 Years	rr_AverageAnnualReturnYear05	7.40%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.33%
5 Years	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.02%
5 Years	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CMNSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.37%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	271
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 627
1 Year	rr_AverageAnnualReturnYear01	13.57%
5 Years	rr_AverageAnnualReturnYear05	7.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.41%	[5]
5 Years	rr_AverageAnnualReturnYear05	6.78%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2018	[5]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%	[6]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	12.18%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2018	[6]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%	[7]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2018	[7]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the Fund buys and sells shares of other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”), the Fund is not expected to incur transaction costs directly. However, as a shareholder in the Underlying Funds, the Fund indirectly pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets, with a bias towards “passive” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	60.00%	Fixed-Income Securities (Bond Funds)	40.00%
Catholic Responsible Investments Equity Index Fund	39.00%	Catholic Responsible Investments Ultra Short Bond Fund	0.00%
Catholic Responsible Investments Multi-Style US Equity Fund	0.00%	Catholic Responsible Investments Short Duration Bond Fund	10.00%
Catholic Responsible Investments International Equity Fund	12.00%	Catholic Responsible Investments Opportunistic Bond Fund	10.00%
Catholic Responsible Investments Small-Cap Fund	6.00%	Catholic Responsible Investments Bond Fund	20.00%
Catholic Responsible Investments International Small-Cap Fund	3.00%

The Adviser regularly reviews the Fund and may make changes to the Fund’s asset class allocations that deviate from the neutral mix to emphasize investments that the Adviser believes will provide the most favorable outlook for achieving the Fund’s long-term objective. The Fund may also deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. To do this, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the Underlying Funds and their historic patterns of performance relative to their asset class and to other Underlying Funds. Under normal circumstances, however, the Fund will not deviate more than 2.5% from its targeted allocation of Underlying Funds.

The following table shows the Fund’s target asset class allocations generally. Under normal circumstances, the Fund’s general target asset class allocations may vary up to 5% in either direction.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)
Target Allocation	60.00%	40.00%
Permissible Range	55-65%	35-45%

Catholic Responsible Investing

The Fund, through its investments in the Underlying Funds, will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in an underlying Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on an Underlying Fund’s ability to achieve its investment objective, and consequently does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. With respect to the Underlying Funds that the Fund may invest in, the Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance (and an underlying Fund’s performance) may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-348-6466
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cbisonline.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
14.66%	(13.69)%
6/30/2020	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Asset Allocation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The ability of the Fund to meet its investment objective is directly related to its asset allocation among the Underlying Funds and its direct investments and the ability of the Underlying Funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, the Fund may not achieve its objective.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Affiliated Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Affiliated Fund Risk — In managing the Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser by some Underlying Funds are higher than the fees paid by other underlying funds. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds. If an Underlying Fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that Underlying Fund.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Investment in Underlying Funds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in Underlying Funds Risk — The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the

Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation. The Fund is exposed indirectly to the following risks because of its investments in Underlying Funds.

Market Risk — The prices of and the income generated by Underlying Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Underlying Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Large-Capitalization Company Risk — The large capitalization companies in which an Underlying Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk — The small- and mid-capitalization companies in which an Underlying Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by an Underlying Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Underlying Fund to sell such investments at inopportune times, which could result in losses to the Underlying Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk — An Underlying Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fixed Income Market Risk — The prices of Underlying Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Floating Rate Securities Risk — Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Duration Risk — The longer-term securities in which an Underlying Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Adjustable Rate Mortgages Risk — ARMs contain limitations, such as maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security, limitations on maximum interest rate adjustments, or limitations on changes in monthly payments. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Geographic Focus Risk — To the extent that it focuses at times its investments in a particular country or geographic region, an Underlying Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Indexing Strategy/Index Tracking Risk — Certain Underlying Funds are managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Underlying Index or of the actual securities comprising the Underlying Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Underlying Index and, consequently, the performance, volatility, and risk of the Fund. The Fund’s performance may not match the performance of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. As discussed below, the Fund’s performance may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Asset-Backed Securities Risk — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Underlying Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Underlying Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on an Underlying Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Catholic Values Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catholic Values Investing Risk — The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CMMVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.47%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	281
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 637
Annual Return 2019	rr_AnnualReturn2019	20.39%
Annual Return 2020	rr_AnnualReturn2020	15.31%
Annual Return 2021	rr_AnnualReturn2021	14.38%
Annual Return 2022	rr_AnnualReturn2022	(15.59%)
Annual Return 2023	rr_AnnualReturn2023	16.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.69%)
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	9.28%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.39%
5 Years	rr_AverageAnnualReturnYear05		[11]
Since Inception	rr_AverageAnnualReturnSinceInception		[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.82%
5 Years	rr_AverageAnnualReturnYear05		[11]
Since Inception	rr_AverageAnnualReturnSinceInception		[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CMMSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.36%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.32%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 33
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	112
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	198
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 452
1 Year	rr_AverageAnnualReturnYear01	16.41%
5 Years	rr_AverageAnnualReturnYear05	9.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.11%	[12]
5 Years	rr_AverageAnnualReturnYear05	8.60%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	6.37%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2018	[12]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%	[13]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	10.84%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2018	[13]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%	[14]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	1.24%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2018	[14]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the Fund buys and sells shares of other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”), the Fund is not expected to incur transaction costs directly. However, as a shareholder in the Underlying Funds, the Fund indirectly pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance During its most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets, with a bias towards “active” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	60.00%	Fixed-Income Securities (Bond Funds)	40.00%
Catholic Responsible Investments Equity Index Fund	15.00%	Catholic Responsible Investments Ultra Short Bond Fund	0.00%
Catholic Responsible Investments Multi-Style US Equity Fund	24.00%	Catholic Responsible Investments Short Duration Bond Fund	10.00%
Catholic Responsible Investments International Equity Fund	12.00%	Catholic Responsible Investments Opportunistic Bond Fund	10.00%
Catholic Responsible Investments Small-Cap Fund	6.00%	Catholic Responsible Investments Bond Fund	20.00%
Catholic Responsible Investments International Small-Cap Fund	3.00%

The Adviser regularly reviews the Fund and may make changes to the Fund’s asset class allocations that deviate from the neutral mix to emphasize investments that the Adviser believes will provide the most favorable outlook for achieving the Fund’s long-term objective. The Fund may also deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. To do this, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the Underlying Funds and their historic patterns of performance relative to their asset class and to other Underlying Funds. Under normal circumstances, however, the Fund will not deviate more than 2.5% from its targeted allocation of Underlying Funds.

The following table shows the Fund’s target asset class allocations generally. Under normal circumstances, the Fund’s general target asset class allocations may vary up to 5% in either direction.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)
Target Allocation	60.00%	40.00%
Permissible Range	55-65%	35-45%

Catholic Responsible Investing

The Fund, through its investments in the Underlying Funds, will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in an underlying Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on an underlying Fund’s ability to achieve its investment objective, and consequently does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. With respect to the Underlying Funds that the Fund may invest in, the Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance (and an underlying Fund’s performance) may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses, and with respect to the table Investor Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-348-6466
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cbisonline.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
14.98%	(14.23)%
6/30/2020	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Asset Allocation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The ability of the Fund to meet its investment objective is directly related to its asset allocation among the Underlying Funds and its direct investments and the ability of the Underlying Funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, the Fund may not achieve its objective.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Affiliated Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Affiliated Fund Risk — In managing the Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser by some Underlying Funds are higher than the fees paid by other underlying funds. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds. If an Underlying Fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that Underlying Fund.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Investment in Underlying Funds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in Underlying Funds Risk — The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation. The Fund is exposed indirectly to the following risks because of its investments in Underlying Funds.

Market Risk — The prices of and the income generated by Underlying Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Underlying Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Large-Capitalization Company Risk — The large capitalization companies in which an Underlying Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk — The small- and mid-capitalization companies in which an Underlying Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by an Underlying Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Underlying Fund to sell such investments at inopportune times, which could result in losses to the Underlying Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk — An Underlying Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Fixed Income Market Risk — The prices of Underlying Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Floating Rate Securities Risk — Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Duration Risk — The longer-term securities in which an Underlying Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Adjustable Rate Mortgages Risk — ARMs contain limitations, such as maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security, limitations on maximum interest rate adjustments, or limitations on changes in monthly payments. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Geographic Focus Risk — To the extent that it focuses at times its investments in a particular country or geographic region, an Underlying Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Indexing Strategy/Index Tracking Risk — Certain Underlying Funds are managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Underlying Index or of the actual securities comprising the Underlying Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Underlying Index and, consequently, the performance, volatility, and risk of the Fund. The Fund’s performance may not match the performance of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. As discussed below, the Fund’s performance may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Asset-Backed Securities Risk — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Underlying Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Underlying Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on an Underlying Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Catholic Values Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catholic Values Investing Risk — The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CMPVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%	[16]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.61%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	200
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	349
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 784
1 Year	rr_AverageAnnualReturnYear01	16.51%
5 Years	rr_AverageAnnualReturnYear05	8.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CMPSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%	[16]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.46%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	152
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	267
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 602
Annual Return 2019	rr_AnnualReturn2019	19.48%
Annual Return 2020	rr_AnnualReturn2020	15.59%
Annual Return 2021	rr_AnnualReturn2021	13.86%
Annual Return 2022	rr_AnnualReturn2022	(16.21%)
Annual Return 2023	rr_AnnualReturn2023	16.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.23%)
1 Year	rr_AverageAnnualReturnYear01	16.69%
5 Years	rr_AverageAnnualReturnYear05	8.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.86%
5 Years	rr_AverageAnnualReturnYear05		[18]
Since Inception	rr_AverageAnnualReturnSinceInception		[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.05%
5 Years	rr_AverageAnnualReturnYear05		[18]
Since Inception	rr_AverageAnnualReturnSinceInception		[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.11%	[19]
5 Years	rr_AverageAnnualReturnYear05	8.60%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2018	[19]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%	[20]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	11.32%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2018	[20]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%	[21]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%	[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2018	[21]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catholic Responsible Investments Magnus 75/25 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Catholic Responsible Investments Magnus 75/25 Fund (the “Fund”) seeks to achieve current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the Fund buys and sells shares of other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”), the Fund is not expected to incur transaction costs directly. However, as a shareholder in the Underlying Funds, the Fund indirectly pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 75% of its assets and exposure to fixed-income securities in an amount equal to 25% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	75.00%	Fixed-Income Securities (Bond Funds)	25.00%
Catholic Responsible Investments Equity Index Fund	33.75%	Catholic Responsible Investments Ultra Short Bond Fund	0.00%
Catholic Responsible Investments Multi-Style US Equity Fund	15.00%	Catholic Responsible Investments Short Duration Bond Fund	6.25%
Catholic Responsible Investments International Equity Fund	15.00%	Catholic Responsible Investments Opportunistic Bond Fund	6.25%
Catholic Responsible Investments Small-Cap Fund	7.50%	Catholic Responsible Investments Bond Fund	12.50%
Catholic Responsible Investments International Small-Cap Fund	3.75%

The Adviser regularly reviews the Fund and may make changes to the Fund’s asset class allocations that deviate from the neutral mix to emphasize investments that the Adviser believes will provide the most favorable outlook for achieving the Fund’s long-term objective. The Fund may also deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. To do this, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the Underlying Funds and their historic patterns of performance relative to their asset class and to other Underlying Funds. Under normal circumstances, however, the Fund will not deviate more than 2.5% from its targeted allocation of Underlying Funds.

The following table shows the Fund’s target asset class allocations generally. Under normal circumstances, the Fund’s general target asset class allocations may vary up to 5% in either direction.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)
Target Allocation	75.00%	25.00%
Permissible Range	70-80%	20-30%

Catholic Responsible Investing

The Fund, through its investments in the Underlying Funds, will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in an underlying Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on an underlying Fund’s ability to achieve its investment objective, and consequently does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. With respect to the Underlying Funds that the Fund may invest in, the Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance (and an underlying Fund’s performance) may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year and by showing how the Fund’s average annual total returns for the one and five year and since inception periods compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-348-6466
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cbisonline.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
17.57%	(16.78)%
6/30/2020	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Asset Allocation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The ability of the Fund to meet its investment objective is directly related to its asset allocation among the Underlying Funds and its direct investments and the ability of the Underlying Funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, the Fund may not achieve its objective.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Affiliated Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Affiliated Fund Risk — In managing the Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser by some Underlying Funds are higher than the fees paid by other underlying funds. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds. If an Underlying Fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that Underlying Fund.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Investment in Underlying Funds Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in Underlying Funds Risk — The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation. The Fund is exposed indirectly to the following risks because of its investments in Underlying Funds.

Market Risk — The prices of and the income generated by Underlying Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Underlying Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Large-Capitalization Company Risk — The large capitalization companies in which an Underlying Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk — The small- and mid-capitalization companies in which an Underlying Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and

foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by an Underlying Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Underlying Fund to sell such investments at inopportune times, which could result in losses to the Underlying Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk — An Underlying Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fixed Income Market Risk — The prices of Underlying Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Duration Risk — The longer-term securities in which an Underlying Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Geographic Focus Risk — To the extent that it focuses at times its investments in a particular country or geographic region, an Underlying Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Indexing Strategy/Index Tracking Risk — Certain Underlying Funds are managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Underlying Index or of the actual securities comprising the Underlying Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Underlying Index and, consequently, the performance, volatility, and risk of the Fund. The Fund’s performance may not match the performance of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. As discussed below, the Fund’s performance may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Asset-Backed Securities Risk — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Underlying Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Underlying Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on an Underlying Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Catholic Values Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catholic Values Investing Risk — The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CMUVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[22]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%	[23]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.54%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	188
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	333
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 755
Annual Return 2019	rr_AnnualReturn2019	22.53%
Annual Return 2020	rr_AnnualReturn2020	17.71%
Annual Return 2021	rr_AnnualReturn2021	17.78%
Annual Return 2022	rr_AnnualReturn2022	(17.56%)
Annual Return 2023	rr_AnnualReturn2023	19.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.78%)
1 Year	rr_AverageAnnualReturnYear01	19.10%
5 Years	rr_AverageAnnualReturnYear05	10.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.35%
5 Years	rr_AverageAnnualReturnYear05		[25]
Since Inception	rr_AverageAnnualReturnSinceInception		[25]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.53%
5 Years	rr_AverageAnnualReturnYear05		[25]
Since Inception	rr_AverageAnnualReturnSinceInception		[25]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CMUSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[22]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%	[23]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.39%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	251
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 572
1 Year	rr_AverageAnnualReturnYear01	19.29%
5 Years	rr_AverageAnnualReturnYear05	10.95%
Since Inception	rr_AverageAnnualReturnSinceInception	9.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 2018
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.84%	[26]
5 Years	rr_AverageAnnualReturnYear05	10.39%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%	[26]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 2018	[26]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Russell 3000® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%	[27]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	13.52%	[27]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 2018	[27]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%	[28]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[28]
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%	[28]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 2018	[28]
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catholic Responsible Investments Ultra Short Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Catholic Responsible Investments Ultra Short Bond Fund (“Fund”) seeks to provide current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Ultra Short Bond Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; (vii) U.S. dollar-denominated instruments of foreign issuers; and (viii) floating rate securities. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, repurchase agreements, and in municipal securities.

The Fund relies upon an investment Sub-Adviser to manage the Fund’s portfolio under the general supervision of the Adviser. The Fund’s Sub-Adviser seeks attractively-valued securities that offer competitive yields and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the Fund’s entire portfolio. While the Fund may invest in securities with a maturity of up to 24 months, or a two-year average life for amortizing securities, the Sub-Adviser will strive to maintain an average portfolio duration for the Fund of 90 days or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Adviser to be of comparable quality to allowable securities. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management seeks to advance the Fund’s investment objective by investing in securities considered to be attractive in terms of both yield and total return and that are issued by issuers that are on a sound financial footing. Wellington Management normally invests in “investment grade” securities and will also consider factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the entire portfolio when making investment decisions.

Fixed income securities in which Wellington Management may invest include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; (5) commercial mortgage-backed securities; (6) zero coupon securities; and (7) fixed-income related derivatives.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-348-6466
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cbisonline.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
1.37%	(0.16)%
12/31/2023	12/31/2021

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Catholic Values Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catholic Values Investing Risk — The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Repurchase Agreement Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreement Risk — In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, the Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Corporate Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Corporate Fixed Income Securities Risk — The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Mortgage-Backed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Floating Rate Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Floating Rate Securities Risk — The Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Money Market Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Securities Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Commercial Paper Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | When-Issued and Delayed Delivery Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	When-Issued and Delayed Delivery Securities Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery.
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Prepayment and Extension Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment and Extension Risk — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Asset-Backed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk — The Fund is subject to the risk that the Sub-Advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Geographic Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRHSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	283
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 659
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	(0.16%)
Annual Return 2016	rr_AnnualReturn2016	0.33%
Annual Return 2017	rr_AnnualReturn2017	0.90%
Annual Return 2018	rr_AnnualReturn2018	1.70%
Annual Return 2019	rr_AnnualReturn2019	2.15%
Annual Return 2020	rr_AnnualReturn2020	0.62%
Annual Return 2021	rr_AnnualReturn2021	(0.28%)
Annual Return 2022	rr_AnnualReturn2022	1.38%
Annual Return 2023	rr_AnnualReturn2023	5.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.16%)
1 Year	rr_AverageAnnualReturnYear01	5.03%
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	1.15%
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05		[30]
10 Years	rr_AverageAnnualReturnYear10		[30]
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.94%
5 Years	rr_AverageAnnualReturnYear05		[30]
10 Years	rr_AverageAnnualReturnYear10		[30]
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Bloomberg US Treasury Bills (1-3M) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.14%	[31]
5 Years	rr_AverageAnnualReturnYear05	1.87%	[31]
10 Years	rr_AverageAnnualReturnYear10	1.23%	[31]
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catholic Responsible Investments Short Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Catholic Responsible Investments Short Duration Bond Fund (the “Fund”) seeks maximum current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments.

For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include U.S. dollar-denominated fixed income securities; U.S. Treasury securities; governmental agency debt; corporate debt securities; collateralized loan obligations; asset-backed securities; municipal bonds; residential and commercial mortgage-backed securities; floating rate notes; mortgage pass-through securities and adjustable rate mortgages (“ARMs”). Depending on market conditions, the Fund may invest a substantial portion of its assets in mortgage-backed debt securities issued by the Government National Mortgage Association (“GNMA”), the Federal

National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in other types of U.S. government securities, including collateralized mortgage obligations (“CMO”) issued by U.S. government agencies or instrumentalities thereof, and may also invest in other mortgage-backed and asset-backed securities, as well as enter into repurchase agreements covering the securities described. The Fund’s fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency). The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). In addition, the Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Adviser to be of comparable quality to allowable investment grade and non-investment grade securities.

The Fund will invest primarily in securities denominated in U.S. dollars; however, the Fund may invest in non-U.S. dollar securities issued by foreign entities, including developed and emerging market debt securities, some of which may include obligations of corporations, non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund will strive to hedge non-U.S. dollar exposure through the use of derivatives in the form of currency forwards or currency swaps. Derivatives will not be used to gain exposure to non-U.S. dollar currencies. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell futures to manage the Fund’s portfolio duration, yield curve positioning or trade execution on a more cost-effective basis than by use of physical securities alone. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Fund combines complementary active managers to enhance risk-adjusted returns by exposing the Fund to multiple return drivers. The Sub-Advisers use fundamental research to capture inefficiencies in the valuation of sectors and individual securities, and may engage in relative value trading and asset allocation for portfolio management. The Sub-Advisers actively manage the duration of the Fund and purchase securities such that the average weighted duration of the Fund’s portfolio will typically be similar to the Bloomberg U.S. Treasury (1-3 Year) Index (the “Index”) duration, generally ranging within one to three years. The Fund seeks to maintain a low duration, typically within a range of +/- 10% of the Index, but may lengthen or shorten its duration within that range.

Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point. Thus, the higher the duration, the more volatile the security.

Teachers Advisors, LLC (“TAL”)

TAL will manage a diversified fixed income portfolio consistent with an investment objective of seeking long-term capital appreciation and current income in a short duration, U.S. dollar-oriented, predominantly investment grade risk profile. The portfolio will be benchmarked against a standard short duration index, the Bloomberg U.S. Treasury 1-3 Year Index, which is an ultra high credit quality benchmark and not broadly diversified across bond market sectors. The portfolio is actively managed, primarily through a fundamental, bottom up investment process focused on sector relative value and idiosyncratic security selection, and to a lesser extent via duration and yield curve positioning and tactical trading. Up to 10% below investment grade (off-benchmark) exposure is permitted. Non-U.S. dollar instruments are not permitted.

TAL will strive to select securities for the portfolio that align with its proprietary impact investing framework for public fixed income markets. This approach seeks to direct capital to securities with use of proceeds language in offering documents and a commitment to impact reporting via project-specific key performance indicators. The portfolio management team will select securities that the team believes represent attractive relative value and favorable risk-adjusted potential as compared with the performance benchmark (and its duration profile) and that align with one of the following social or environmental themes: Affordable Housing; Community & Economic Development; Renewable Energy & Climate Change; Natural Resources. Investing on the basis of environmental and social impact is qualitative and subjective by nature. There can be no assurance that every investment by TAL will meet TAL’s impact criteria, or will do so at all times, or that the impact framework or any judgement exercised by TAL will reflect the beliefs or values of any particular investor. TAL may invest up to 20% of the current market value of the portfolio in non-impact securities in order to achieve desired portfolio level characteristics and manage risk.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management seeks to advance the Fund’s investment objective by investing in securities considered to be attractive in terms of both yield and total return and that are issued by issuers that are on a sound financial footing. Wellington Management normally invests in “investment grade” securities and will also consider factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the entire portfolio when making investment decisions.

Fixed income securities in which Wellington Management may invest include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; (5) commercial mortgage-backed securities; (6) zero coupon securities; and (7) fixed-income related derivatives.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-348-6466
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cbisonline.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
2.91%	(2.38)%
12/31/2023	3/31/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Catholic Values Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catholic Values Investing Risk — The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Repurchase Agreement Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreement Risk — In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, the Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Corporate Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Corporate Fixed Income Securities Risk — The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Mortgage-Backed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Floating Rate Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Floating Rate Securities Risk — The Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk — The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Prepayment and Extension Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment and Extension Risk — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Asset-Backed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk — The Fund is subject to the risk that the Sub-Advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Geographic Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Credit Spread Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Spread Risk — Credit spread is the difference in yield between securities that results from differences in each security’s respective credit quality. Credit spreads may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of the Fund’s debt securities.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Foreign Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Company Risk — Investing in foreign companies additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Foreign Sovereign Debt Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Emerging Markets Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Securities Risk — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | High Yield Bond Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield Bond Risk — High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Inflation Protected Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Protected Securities Risk — Inflation protected securities are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury or foreign governments and U.S. and foreign corporations. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Adjustable Rate Mortgages Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Adjustable Rate Mortgages Risk — ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is used to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or teaser interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the teaser rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk — Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Collateralized Loan Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Collateralized Loan Obligations Risk — Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of non-creditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Impact Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Impact Investing Risk — The Fund invests part of its portfolio in securities that align with a proprietary impact investing framework for public fixed-income markets, which may exclude securities of certain issuers for nonfinancial reasons. Because of this, the Fund may forgo some market opportunities available to funds that do not use these criteria.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRDSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[32]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 477
Annual Return 2013	rr_AnnualReturn2013	0.80%
Annual Return 2014	rr_AnnualReturn2014	1.42%
Annual Return 2015	rr_AnnualReturn2015	0.78%
Annual Return 2016	rr_AnnualReturn2016	1.97%
Annual Return 2017	rr_AnnualReturn2017	1.71%
Annual Return 2018	rr_AnnualReturn2018	1.34%
Annual Return 2019	rr_AnnualReturn2019	4.21%
Annual Return 2020	rr_AnnualReturn2020	3.04%
Annual Return 2021	rr_AnnualReturn2021	(0.17%)
Annual Return 2022	rr_AnnualReturn2022	(3.31%)
Annual Return 2023	rr_AnnualReturn2023	5.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.38%)
1 Year	rr_AverageAnnualReturnYear01	5.13%
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	1.59%
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.57%
5 Years	rr_AverageAnnualReturnYear05		[33]
10 Years	rr_AverageAnnualReturnYear10		[33]
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.98%
5 Years	rr_AverageAnnualReturnYear05		[33]
10 Years	rr_AverageAnnualReturnYear10		[33]
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Bloomberg U.S. Treasury (1-3 Year) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.29%	[34]
5 Years	rr_AverageAnnualReturnYear05	1.28%	[34]
10 Years	rr_AverageAnnualReturnYear10	1.04%	[34]
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catholic Responsible Investments Opportunistic Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Catholic Responsible Investments Opportunistic Bond Fund (the “Fund”) seeks current income and to provide relatively low correlation to equity assets.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments.

For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities, adjustable rate mortgages (“ARMs”), mortgage-pass through securities and mortgage dollar rolls; U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; collateralized loan obligations; asset-backed securities and floating rate notes. The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 20% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. Generally, the Fund will invest in securities denominated in U.S. dollars but may invest in non-U.S. dollar securities issued by foreign entities. The Fund will strive to hedge non-U.S. dollar exposure through the use of derivatives in the form of currency forwards or currency swaps. Derivatives will not be used to gain exposure to non-U.S. dollar currencies. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell U.S. Treasury futures to manage the Fund’s portfolio duration, yield curve positioning, or trade execution on a more cost-effective basis than by use of physical securities alone. The Fund may use credit default swaps on a single issuer (CDS) or a credit default swap index (CDX) to hedge credit risk. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.

A portion of the Fund’s net assets may be “illiquid” investments. The Fund may invest in variable and floating rate securities. The Fund may invest in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be obligations of corporations, non-U.S. dollar denominated. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund may invest in futures, primarily interest rate and U.S. Treasury futures, and forward and swaps in the interest rate, currency and credit default markets. The Fund may buy or sell futures or swaps to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Fund combines complementary active managers to enhance risk-adjusted returns by exposing the Fund to multiple return drivers. The Sub-Advisers use top-down macroeconomic analysis along with fundamental research to capture inefficiencies in the valuation of sectors and individual securities combined with duration management in pursuit of above-benchmark returns over a full market cycle. The Sub-Advisers may engage in relative value trading and asset allocation for portfolio management. The Fund seeks to combine economic and fundamental research to capture inefficiencies in the valuation of market sectors and individual securities. It is also designed to permit its sub-advisers substantial flexibility to adjust the portfolio to take advantage of volatile market conditions and to mitigate the negative impact of rising interest rates.

The Sub-Advisers actively manage the duration of the Fund and purchase securities such that the average weighted duration of the Fund’s portfolio will typically be similar to the Bloomberg 1-5 Year Government Credit Index (the “Index”) duration, generally ranging within one-half years to five years. The Fund defines duration by reference to the Index.

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Brandywine Global takes a top-down, macro, value-oriented approach to fixed income investing. Given the size of the U.S. economy and its deep interconnectedness with the global economy via trade, financial, central bank, and USD dependency, Brandywine Global seeks to understand the U.S. business and monetary cycles in relation to the broader global macro-economic picture as opposed to solely in isolation.

The Brandywine Global - U.S. Fixed Income (“USFI”) strategy utilized in the Fund is a U.S.-only strategy that emphasizes active duration management as a key alpha driver, supplemented by trigger-based allocations to investment grade credit when spreads have widened. Portfolio duration will be managed within a range of +/-2.5 years of the Bloomberg 1-5 Year Government Credit Index. When investing in fixed income securities, Brandywine Global has a natural bias to own medium- to longer-dated fixed-rate bonds. Brandywine Global has the flexibility to reduce portfolio duration should it believe duration risk poses a significant threat to capital preservation. Brandywine Global invests primarily in U.S. government securities and investment-grade corporate credit. Brandywine Global accepts meaningful credit risk only after spreads have widened and the opportunity exists to invest in credit sectors trading at a discount, profiting as spreads normalize. Typically, the USFI strategy has employed limited use of derivatives. However, Brandywine Global has the option to use futures to adjust duration within the normal guideline bands. Credit default swaps are allowed for managing credit exposure or trading execution on a more cost-effective basis than by use of physical securities alone.

To avoid the inefficiencies of multi-sector U.S. bond benchmarks, the Brandywine Global portfolio management team takes a benchmark-agnostic approach that limits investment to only the few sectors and issues considered most attractive. The primary objective of the USFI strategy utilized in the Fund is to seek to outperform the Bloomberg 1-5 Year Government Credit Index over a full market cycle in differentiated ways than Brandywine Global’s peers while preserving the diversification benefits of core bonds (e.g. minimizing domestic equity correlations during periods of heightened market volatility).

Sun Life Capital Management (U.S.) LLC (“SLC Management”)

The portion of the Fund managed by SLC Management has an overall investment objective to seek total return versus the Bloomberg 1-5 Year Government Credit Index while providing protection against interest rate risk. SLC Management attempts to accomplish these investment objectives by investing in U.S. dollar denominated investment grade and high yield fixed income securities, predominantly via securitized bonds without any issue or issuer concentration constraints. The long-term objective of the account is to outperform the Bloomberg 1-5 Year Government Credit Index when measured over 3-to-5 year periods. The sensitivity to interest rate changes is intended to track the market for domestic, investment grade fixed income securities. The effective duration of the account’s investment portfolio at the end of each calendar month during a fiscal year will typically be within half a year of the benchmark. The primary strategies utilized for value add are sector rotation, issue selection, and yield curve positioning.

Teachers Advisors, LLC (“TAL”)

TAL will manage a diversified fixed income portfolio consistent with an investment objective of seeking long-term capital appreciation and current income in a short duration, U.S. dollar-oriented, predominantly investment grade risk profile. The portfolio will be benchmarked against a standard short duration benchmark, the Bloomberg 1-5 Year Government Credit Index. The portfolio is actively managed, primarily through a fundamental, bottom up investment process focused on sector relative value and idiosyncratic security selection, and to a lesser extent via duration and yield curve positioning and tactical trading. Up to 20% below investment grade (off-benchmark) exposure is permitted. Any non-U.S. dollar positions will be fully hedged back to U.S. dollars.

TAL will strive to select securities for the portfolio that align with its proprietary impact investing framework for public fixed income markets. This approach seeks to direct capital to securities with use of proceeds language in offering documents and a commitment to impact reporting via project-specific key performance indicators. The portfolio management team will select securities that the team believes represent attractive relative value and favorable risk-adjusted potential as compared with the performance benchmark and that align with one of the following social or environmental themes: Affordable Housing; Community & Economic Development; Renewable Energy & Climate Change; Natural Resources. Investing on the basis of environmental and social impact is qualitative and subjective by nature. There can be no assurance that every investment by TAL will meet TAL’s impact criteria, or will do so at all times, or that the impact framework or any judgement exercised by TAL will reflect the beliefs or values of any particular investor. TAL may invest up to 20% of the current market value of the portfolio in non-impact securities in order to achieve desired portfolio level characteristics and manage risk.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses, and with respect to the table Investor Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-348-6466
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cbisonline.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
5.21%	(2.73)%
6/30/2020	3/31/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Catholic Values Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catholic Values Investing Risk — The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Repurchase Agreement Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreement Risk — In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, the Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Corporate Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Corporate Fixed Income Securities Risk — The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Mortgage-Backed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Floating Rate Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Floating Rate Securities Risk — The Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk — The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Prepayment and Extension Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment and Extension Risk — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Asset-Backed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk — The Fund is subject to the risk that the Sub-Advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Geographic Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Credit Spread Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Spread Risk — Credit spread is the difference in yield between securities that results from differences in each security’s respective credit quality. Credit spreads may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of the Fund’s debt securities.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Foreign Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Foreign Sovereign Debt Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Emerging Markets Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Securities Risk — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | High Yield Bond Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield Bond Risk — High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Inflation Protected Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Protected Securities Risk — Inflation protected securities are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury or foreign governments and U.S. and foreign corporations. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Adjustable Rate Mortgages Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Adjustable Rate Mortgages Risk — ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is used to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or teaser interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the teaser rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk — Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Collateralized Loan Obligations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Collateralized Loan Obligations Risk — Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of non-creditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Impact Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Impact Investing Risk — The Fund invests part of its portfolio in securities that align with a proprietary impact investing framework for public fixed-income markets, which may exclude securities of certain issuers for nonfinancial reasons. Because of this, the Fund may forgo some market opportunities available to funds that do not use these criteria.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Bank Loans Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Bank Loans Risk — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CROVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[35]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	326
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 735
1 Year	rr_AverageAnnualReturnYear01	5.57%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	2.22%
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CROSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[35]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	243
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 552
Annual Return 2014	rr_AnnualReturn2014	1.40%
Annual Return 2015	rr_AnnualReturn2015	1.08%
Annual Return 2016	rr_AnnualReturn2016	2.82%
Annual Return 2017	rr_AnnualReturn2017	1.80%
Annual Return 2018	rr_AnnualReturn2018	0.93%
Annual Return 2019	rr_AnnualReturn2019	5.62%
Annual Return 2020	rr_AnnualReturn2020	9.42%
Annual Return 2021	rr_AnnualReturn2021	1.76%
Annual Return 2022	rr_AnnualReturn2022	(6.09%)
Annual Return 2023	rr_AnnualReturn2023	5.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.73%)
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	2.37%
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.78%
5 Years	rr_AverageAnnualReturnYear05		[36]
10 Years	rr_AverageAnnualReturnYear10		[36]
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.36%
5 Years	rr_AverageAnnualReturnYear05		[36]
10 Years	rr_AverageAnnualReturnYear10		[36]
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Bloomberg 1-5 Year Government Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.89%	[37]
5 Years	rr_AverageAnnualReturnYear05	1.54%	[37]
10 Years	rr_AverageAnnualReturnYear10	1.43%	[37]
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catholic Responsible Investments Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Catholic Responsible Investments Bond Fund (the “Fund”) seeks current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities (“MBS”), adjustable rate mortgages (“ARMs”) and mortgage pass-through securities; U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities; debt issuances of REITs; convertible bonds; preferred stock; covered bonds and bonds issued by U.S. colleges and universities; leveraged bank loans; commercial paper; floating rate notes and other securities included in the Index (defined below). The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments), including to be announced MBS (“TBA”). The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. Some of these investments in derivatives will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund will invest primarily in securities denominated in U.S. dollars. The Fund may invest in non-U.S. dollar securities issued by foreign entities, including developed and emerging market debt securities, some of which may include obligations of corporations, non-U.S. governments or their subdivisions, agencies, government-sponsored enterprises, foreign local government entities, and supranational entities. The Fund will strive to hedge non-U.S. dollar exposure through the use of derivatives in the form of currency forwards or currency swaps. Derivatives will not be used to gain exposure to non-U.S. dollar currencies. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell futures to manage the Fund’s portfolio duration, yield curve positioning or trade execution on a more cost effective basis than by use of physical securities alone. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Sub-Advisers may engage in relative value trading and asset allocation for portfolio management. The Sub-Advisers actively manage the duration of the Fund and purchase securities such that the average weighted duration of the Fund’s portfolio will typically be within a range of +/- 20% of the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Fund defines duration by reference to the Index.

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Brandywine Global takes a top-down, macro, value-oriented approach to fixed income investing. Given the size of the U.S. economy and its deep interconnectedness with the global economy via trade, financial, central bank, and USD dependency, Brandywine Global seeks to understand the U.S. business and monetary cycles in relation to the broader global macro-economic picture as opposed to solely in isolation.

The Brandywine Global - U.S. Fixed Income (“USFI”) strategy utilized in the Fund is a U.S.-only strategy that emphasizes active duration management as a key alpha driver, supplemented by trigger-based allocations to investment grade credit when spreads have widened. Portfolio duration will be managed within a range of +/-25% of the Bloomberg U.S. Aggregate Bond Index. When investing in fixed income securities, Brandywine Global has a natural bias to own medium- to longer-dated fixed-rate bonds. Brandywine Global has the flexibility to reduce portfolio duration should it believe duration risk poses a significant threat to capital preservation. Brandywine Global invests primarily in U.S. government securities and investment-grade corporate credit. Brandywine Global accepts meaningful credit risk only after spreads have widened and the opportunity exists to invest in credit sectors trading at a discount, profiting as spreads normalize. Typically, the USFI strategy has employed limited use of derivatives. However, Brandywine Global has the option to use futures to adjust duration within the normal guideline bands. Credit default swaps are allowed for managing credit exposure or trading execution on a more cost-effective basis than by use of physical securities alone.

To avoid the inefficiencies of multi-sector U.S. bond benchmarks, the Brandywine Global portfolio management team takes a benchmark-agnostic approach that limits investment to only the few sectors and issues considered most attractive. The primary objective of the USFI strategy utilized in the Fund is to seek to outperform the Bloomberg U.S. Aggregate Bond Index over a full market cycle in differentiated ways than Brandywine Global’s peers while preserving the diversification benefits of core bonds (e.g. minimizing domestic equity correlations during periods of heightened market volatility).

Dodge & Cox

Dodge & Cox will invest primarily in U.S. fixed income securities, including, but not limited to, U.S. government and agency securities, corporate bonds, and mortgage- and asset-backed securities. Dodge & Cox will also invest in below investment grade securities and U.S. dollar-denominated debt of non-U.S. issuers, including corporate, sovereign, foreign agencies, foreign local government entities, and supranationals.

Dodge & Cox seeks to construct and manage a portfolio of securities selected through bottom-up fundamental analysis and with an emphasis on valuation. By combining fundamental research with a long-term investment horizon, Dodge & Cox seeks to uncover and act upon inefficiencies in the relative valuations of individual securities. Dodge & Cox’s credit research focuses on the factors it believes can influence an individual issuer’s creditworthiness and any downside protection that exists. At the security level, Dodge & Cox’s analysis emphasizes the terms and conditions and structural characteristics of each instrument. Dodge & Cox also considers economic trends and special circumstances that may affect an industry or a specific issuer or issue.

Sun Life Capital Management (U.S.) LLC (“SLC Management”)

The portion of the Fund managed by SLC management has an overall investment objective to seek total return versus the Bloomberg U.S. Aggregate Bond Index while providing protection against interest rate risk. SLC Management attempts to accomplish these investment objectives by investing in U.S. dollar denominated, investment grade fixed income securities. The long-term objective of the account is to outperform the Bloomberg U.S. Aggregate Bond Index when measured over 3-to-5 year periods. The sensitivity to interest rate changes is intended to track the market for domestic, investment grade fixed income securities. The effective duration of the account’s investment portfolio at the end of each calendar month during a fiscal year will typically be within half a year of the benchmark. The primary strategies utilized for value add are sector rotation, issue selection, and yield curve positioning.

Teachers Advisors, LLC (“TAL”)

TAL will manage a diversified fixed income portfolio consistent with an investment objective of seeking long-term capital appreciation and current income in a core, U.S. dollar-oriented, predominantly investment grade risk profile. The portfolio will be benchmarked against a commonly used core benchmark, the Bloomberg U.S. Aggregate Index. The portfolio is actively managed, primarily through a fundamental, bottom up investment process focused on sector relative value and idiosyncratic security selection, and to a lesser extent via duration and yield curve positioning and tactical trading. Up to 12% below investment grade (off-benchmark) exposure is permitted. Any non-U.S. dollar positions will be fully hedged back to U.S. dollars.

TAL will strive to select securities for the portfolio that align with its proprietary impact investing framework for public fixed income markets. This approach seeks to direct capital to securities with use of proceeds language in offering documents and a commitment to impact reporting via project-specific key performance indicators. The portfolio management team will select securities that the team believes represent attractive relative value and favorable risk-adjusted potential as compared with the performance benchmark and that align with one of the following social or environmental themes: Affordable Housing; Community & Economic Development; Renewable Energy & Climate Change; Natural Resources. Investing on the basis of environmental and social impact is qualitative and subjective by nature. There can be no assurance that every investment by TAL will meet TAL’s impact criteria, or will do so at all times, or that the impact framework or any judgement exercised by TAL will reflect the beliefs or values of any particular investor. TAL may invest up to 20% of the current market value of the portfolio in non-impact securities in order to achieve desired portfolio level characteristics and manage risk.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the

Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-348-6466
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cbisonline.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
6.71%	(5.33)%
12/31/2023	3/31/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Catholic Values Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catholic Values Investing Risk — The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Fixed Income Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | U.S. Government Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Repurchase Agreement Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreement Risk — In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, the Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Corporate Fixed Income Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Corporate Fixed Income Securities Risk — The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Mortgage-Backed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Floating Rate Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Floating Rate Securities Risk — The Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk — The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Duration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Prepayment and Extension Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment and Extension Risk — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Asset-Backed Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk — The Fund is subject to the risk that the Sub-Advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Credit Spread Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Spread Risk — Credit spread is the difference in yield between securities that results from differences in each security’s respective credit quality. Credit spreads may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of the Fund’s debt securities.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Foreign Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Foreign Sovereign Debt Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Emerging Markets Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Securities Risk — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | High Yield Bond Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield Bond Risk — High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Inflation Protected Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Protected Securities Risk — Inflation protected securities are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury or foreign governments and U.S. and foreign corporations. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Adjustable Rate Mortgages Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Adjustable Rate Mortgages Risk — ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is used to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or teaser interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the teaser rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk — Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Impact Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Impact Investing Risk — The Fund invests part of its portfolio in securities that align with a proprietary impact investing framework for public fixed-income markets, which may exclude securities of certain issuers for nonfinancial reasons. Because of this, the Fund may forgo some market opportunities available to funds that do not use these criteria

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRBVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%	[38]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Annual Return 2013	rr_AnnualReturn2013	(1.67%)
Annual Return 2014	rr_AnnualReturn2014	5.63%
Annual Return 2015	rr_AnnualReturn2015	(0.12%)
Annual Return 2016	rr_AnnualReturn2016	3.58%
Annual Return 2017	rr_AnnualReturn2017	3.43%
Annual Return 2018	rr_AnnualReturn2018	0.03%
Annual Return 2019	rr_AnnualReturn2019	8.81%
Annual Return 2020	rr_AnnualReturn2020	9.99%
Annual Return 2021	rr_AnnualReturn2021	(0.61%)
Annual Return 2022	rr_AnnualReturn2022	(12.97%)
Annual Return 2023	rr_AnnualReturn2023	5.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.33%)
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	2.16%
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.11%
5 Years	rr_AverageAnnualReturnYear05		[39]
10 Years	rr_AverageAnnualReturnYear10		[39]
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.41%
5 Years	rr_AverageAnnualReturnYear05		[39]
10 Years	rr_AverageAnnualReturnYear10		[39]
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRBSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.36%	[38]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 456
1 Year	rr_AverageAnnualReturnYear01	6.05%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	2.32%
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%	[40]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[40]
10 Years	rr_AverageAnnualReturnYear10	1.81%	[40]
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catholic Responsible Investments Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Catholic Responsible Investments Equity Index Fund (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the S&P 500® Index.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a passive optimization process managed by Rhumbline Advisers, the Fund’s Sub-Adviser (“Sub-Adviser”), which is designed to track the performance of the S&P 500® Index (the “Index”). The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Index. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange. Under normal circumstances, the Fund intends to invest at least 95% of its net assets, plus any borrowings for investment purposes, in securities listed in the Index.

The market value of the Fund’s investments in derivatives or other synthetic instruments that provide exposure comparable, in the judgment of the Adviser or Sub-Adviser, to the foregoing types of investments may be counted toward the Fund’s goal of investing at least 95% of its net assets in securities listed in the Index. The Fund attempts to replicate the investment performance of the Index and generally intends to invest in all stocks comprising the Index in approximate proportion to their weightings in the Index, except with respect to securities screened by the Adviser’s Catholic Responsible Investment criteria. The Fund is designed to balance the impact of Catholic Investment screens by overweighting select holdings so that the Fund’s broad quantitative characteristics match those of the Index as closely as possible. However, it may not be possible or practicable to purchase all stocks of the Index in those weightings. When it is not possible or practicable to purchase all stocks of the Index in those weightings, the Fund may purchase a sample of the stocks listed in the Index in proportions expected by the Sub-Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell securities that are represented in the Index, or purchase securities that are not represented in the Index, in anticipation of their removal from or addition to the Index, or if the Fund’s Sub-Adviser determines a stock to be substantially impaired by extraordinary events or financial conditions, including insufficient liquidity.

In addition to common stocks in the Index, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund is classified as diversified under the Investment Company Act of 1940, as amended ( the “1940 Act”); however, the Fund may become non-diversified solely as a result of a changes in the composition of the Index

(e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies from the potential investment universe because these companies operate business deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. To illustrate the impact of excluding securities from the S&P 500 Index, as of October 31, 2023, 63 large-cap U.S. equity stocks were excluded by the Catholic Responsible Investing screening criteria, or approximately 12.77% of the market value of the S&P 500 Index, weighted by capitalization. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by overweighting select portfolio holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. While this may increase short term tracking error of the Fund, the Fund seeks to match the total return of the S&P 500 Index, gross of fees and expenses, over three- and five-year periods while attempting to maintain an expected annualized tracking error of no greater than 0.75%, gross of fees and expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index.

Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A, B, C and X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-348-6466
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cbisonline.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
21.60%	(19.69)%
6/30/2020	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Catholic Values Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catholic Values Investing Risk — The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Indexing StrategyIndex Tracking Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indexing Strategy/Index Tracking Risk — The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. The Fund’s performance may not match the performance of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. As discussed below, the Fund’s performance may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Large-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk — The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Industry Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry Concentration Risk — The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk — To the extent the Fund becomes non-diversified, the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Fund is non-diversified, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Fund’s invested assets are diversified.
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Capital Gain Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Capital Gain Risk — As of the date of this Prospectus a substantial portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRQSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.06%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 9
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	33
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	60
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 139
Annual Return 2013	rr_AnnualReturn2013	32.36%
Annual Return 2014	rr_AnnualReturn2014	14.26%
Annual Return 2015	rr_AnnualReturn2015	0.57%
Annual Return 2016	rr_AnnualReturn2016	11.62%
Annual Return 2017	rr_AnnualReturn2017	22.93%
Annual Return 2018	rr_AnnualReturn2018	(4.32%)
Annual Return 2019	rr_AnnualReturn2019	32.39%
Annual Return 2020	rr_AnnualReturn2020	19.90%
Annual Return 2021	rr_AnnualReturn2021	29.03%
Annual Return 2022	rr_AnnualReturn2022	(19.91%)
Annual Return 2023	rr_AnnualReturn2023	27.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.69%)
1 Year	rr_AverageAnnualReturnYear01	27.46%
5 Years	rr_AverageAnnualReturnYear05	15.90%
10 Years	rr_AverageAnnualReturnYear10	12.18%
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.04%
5 Years	rr_AverageAnnualReturnYear05		[42]
10 Years	rr_AverageAnnualReturnYear10		[42]
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.53%
5 Years	rr_AverageAnnualReturnYear05		[42]
10 Years	rr_AverageAnnualReturnYear10		[42]
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[43]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[43]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[43]
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catholic Responsible Investments Multi-Style US Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Catholic Responsible Investments Multi-Style US Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, sell, and hold Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of predominantly mid to large capitalization companies included in the Russell 1000 Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities of companies located in the United States. An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

For purposes of the Fund’s 80% investment policy, equity securities include (i) common and preferred stocks of large and medium capitalization U.S. and non-U.S. companies that are believed to have above-average market appreciation potential; (ii) equity securities economically tied to non-U.S. countries and (iii) equity-related securities such as convertible securities. The Fund may also occasionally invest in common stocks of small capitalization U.S. companies. The Fund may pursue a strategy of being fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include futures contracts. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund may also invest in securities of non-U.S. issuers by investing in non-U.S. issuers denominated in U.S. dollars and traded on U.S. stock exchanges and over-the-counter markets, including GDRs and EDRs, or through purchasing American Depositary Receipts (“ADRs”). The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. In managing its portion of the Fund’s assets, each Sub-Adviser generally applies an active, high conviction approach that emphasizes different return drivers, including growth, value, and quality in selecting investments.

Dodge & Cox

Dodge & Cox seeks to invest its portion of the Fund’s assets primarily in equity and equity-related securities (including common stock, preferred stock and securities convertible into equity and REITs) issued by large capitalization U.S. companies that Dodge & Cox believes sell at reasonable prices relative to a variety of valuation measures, including projected earnings, book value and sales. Dodge & Cox will also invest in non-U.S. securities denominated in U.S. dollars and traded in registered U.S. stock exchanges, or over-the-counter markets, including depositary receipts.

Dodge & Cox’s equity investment strategy is to build a portfolio of individual securities that it believes are undervalued given their long-term prospects. Individual company research drives the selection of equity securities. Dodge & Cox’s team of global research analysts, organized by industry, conducts research about industry dynamics to assess company fundamentals and compare valuations. Dodge & Cox seeks to identify investment opportunities by analyzing the long-term fundamentals of a business, including prospective earnings, cash flow, and dividends over a three-to-five year period. Dodge & Cox generally focuses its research efforts on factors — such as franchise strength, competitive dynamics, growth opportunities, and management quality — that it believes ultimately determine business success. Dodge & Cox considers the sale of a holding when it believes the price of a company’s equity securities reflects more optimistic expectations about the company’s prospects than Dodge & Cox’s expectations, when Dodge & Cox’s assessment of a company’s long-term fundamentals grows negative, or when Dodge & Cox identifies more attractive opportunities elsewhere.

Mar Vista Investment Partners, LLC (“Mar Vista”)

In managing its allocated portion of the Fund’s assets, Mar Vista employs a bottom-up approach to stock selection, seeking high quality growth companies whose stocks are trading at discounts to fair value. Mar Vista looks for companies deemed to have sustainable competitive advantages and opportunities to grow and reinvest capital at higher rates than their cost of capital. Mar Vista also seeks to invest in companies with management teams with a demonstrated ability to allocate capital in ways that maximize shareholder value. Mar Vista’s investment approach seeks to balance both the protection of capital as well as the appreciation potential of a stock. Mar Vista evaluates companies to assess the intrinsic worth of the business. Mar Vista builds financial models for companies in their investment universe based on publicly available information and proprietary research. The models normalize historical accounting statements and project key value drivers to determine likely future free cash flow to arrive at estimates of intrinsic value. The Mar Vista team collectively challenges the key assumptions underlying the intrinsic value of a company. Mar Vista uses scenario analysis to determine a “margin of safety,” or discount to intrinsic value, which varies depending on the stability and predictability of the business. The wider the range of potential outcomes, the higher the margin of safety required for investment. Mar Vista typically sells a stock if the market price exceeds Mar Vista’s estimate of intrinsic value, the company’s fundamentals fall short of Mar Vista’s investment thesis, or when there are more attractive investment alternatives. Mar Vista may invest in a limited number of stocks that it believes have attractive risk-reward profiles, and this may also result in significant absolute and relative weights in a sector.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management seeks to achieve long-term capital appreciation for the Fund by investing primarily in stocks of mid and large-capitalization U.S. companies considered to have above-average earnings growth potential.

Wellington Management employs a traditional, bottom-up fundamental research approach to identify securities that possess, in the view of Wellington Management, sustainable growth at reasonable valuations. Wellington Management seeks to identify companies that have demonstrated above-average growth in the past, then conducts a thorough review of each company’s business model. The goal of this review is to identify companies that Wellington Management believes can sustain above-average growth because of their superior business models as represented by high returns on capital, strong management and quality balance sheets.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the

Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares, and Class B Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses, and with respect to the table Investor Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-348-6466
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cbisonline.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
12.56%	(18.38)%
12/31/2023	6/30/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Catholic Values Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catholic Values Investing Risk — The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk — The Fund is subject to the risk that the Sub-Advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Geographic Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Foreign Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Emerging Markets Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Securities Risk — The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Large-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Mid-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Capitalization Company Risk — The mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Growth Investment Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Investment Style Risk — The Sub-Advisers’ growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Value Investment Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investment Style Risk — The Sub-Advisers’ value investment style may increase the risks of investing in the Fund. If the Sub-Advisers’ assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRTVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%	[44]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
1 Year	rr_AverageAnnualReturnYear01	27.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2021
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRTSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%	[44]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Annual Return 2022	rr_AnnualReturn2022	(21.97%)
Annual Return 2023	rr_AnnualReturn2023	27.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.38%)
1 Year	rr_AverageAnnualReturnYear01	27.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2021
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.61%
Since Inception	rr_AverageAnnualReturnSinceInception		[45]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2021
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.56%
Since Inception	rr_AverageAnnualReturnSinceInception		[45]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2021
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.53%	[46]
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%	[46]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2021	[46]
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catholic Responsible Investments International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Catholic Responsible Investments International Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the MSCI All Country World Ex-USA Index (the “Index”) that are believed to have above-average market appreciation potential.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities of well-established companies that are located in countries throughout the world. For purposes of the Fund’s 80% investment policy, equity securities include international equities traded on recognized global exchanges, private placements of equity securities, rights offerings, warrants, ADRs, new issues of equity securities, ETFs that primarily invest in equity securities, and derivatives, primarily index futures, with economic characteristics similar to equity securities. The Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria. In some circumstances, the Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund invests in both developed markets and emerging markets and may invest in frontier markets. The Fund defines emerging markets countries as countries that are classified by MSCI Emerging Markets Index as emerging markets, and it defines frontier markets countries as countries that are classified by MSCI Frontier Markets Index. The Fund invests principally in large and medium capitalization companies, but it may also invest in small capitalization companies.

Under normal circumstances, the Fund invests in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies or, if conditions are not favorable, invests at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if (i) the company is organized or maintains its principal place of business outside of the U.S.; (ii) the company’s securities are traded principally outside of the U.S.; (iii) at least 50% of the company’s revenues or profits are generated outside of the U.S.; (iv) at least 50% of the company’s assets are located outside of the U.S.; or (v) based on its MSCI All Country World Ex-USA Index country classification. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. In managing its portion of the Fund’s assets, each Sub-Adviser generally applies an active, high conviction approach that emphasizes different return drivers, including growth, value, and quality in selecting investments.

Causeway Capital Management LLC (“Causeway”)

The investment objective of Causeway’s international opportunities strategy utilized for the Fund is to seek long-term growth of capital through investment primarily in equity securities of companies in both developed markets – excluding the U.S. - and emerging markets using Causeway’s proprietary asset allocation methodology to determine developed and emerging market weightings. Pursuant to the Adviser’s Catholic Responsible Investment criteria, Causeway will not invest in companies excluded by such criteria, as provided from time to time to Causeway by the Adviser. For the developed markets portion, Causeway, using fundamental research supplemented by quantitative analysis, pursues a “value” investing style, meaning that it seeks to buy stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics Causeway considers include: low price-to-earnings ratio relative to the sector, high yield relative to the market, low price-to-book value ratio relative to the market, low price-to-cash flow ratio relative to the market, and financial strength. Generally, Causeway views price-to-earnings ratio and yield as the most important factors to consider. For the emerging markets portion, Causeway uses a quantitative investment approach. To select securities, Causeway’s proprietary computer model analyzes “stock-specific” factors relating to valuation, growth, technical indicators, and competitive strength, and “top-down” factors relating to macroeconomics, currency, and country sector aggregate. Currently, the valuation factor category receives the highest overall weight in the model and stock-specific factors comprise approximately 75% of the score for a company. Causeway uses quantitative signals from systems developed and managed by its quantitative portfolio managers and qualitative input from its fundamental portfolio managers to determine the allocation of assets between the international value portfolio and the emerging markets portfolio. Quantitative signals are generated by a proprietary asset allocation model designed by the quantitative portfolio managers to indicate when allocations to emerging markets should increase or decrease relative to the international opportunities strategy’s benchmark, the MSCI ACWI ex USA Index. The model currently analyzes factors in five categories: valuation, earnings growth, financial strength, macroeconomics, and risk aversion. Causeway’s fundamental portfolio managers evaluate these quantitative signals in light of fundamental analysis and the portfolio managers, as a team, determine the allocation between the international value portfolio and the emerging markets portfolio. The allocation is reassessed by the quantitative model daily and adjusted periodically when deemed appropriate by the investment team.

Principal Global Investors, LLC (“Principal Global”)

Principal Global’s International Growth Equity strategy utilized for the Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well established companies based on those countries included in the MSCI All Country World Ex-USA Growth Index that are believed to have above-average market appreciation potential. The International Growth Equity strategy will adhere to the Fund’s commitment to Catholic Responsible Investing.

Principal Global believes that fundamentally based, bottom-up stock-selection is the most reliable and repeatable source of consistent performance over time. Principal Global recognizes that stock markets price companies semi-efficiently. Principal Global believes that identifying meaningful mispricing requires skill and a strong focus on key attributes influencing changes in the magnitude, timing and certainty of earnings and cash flows. Principal Global also recognizes that persistent behavioral biases and structural impediments to capital flows create market inefficiencies and opportunities over time. Principal Global seeks to exploit these anomalies and inefficiencies through a focused fundamental research process, and a disciplined multi-faceted approach to risk management.

In this context, fundamental change is considered by Principal Global to be the commonly misunderstood distinction between good companies and timely investment opportunities. Principal Global believes the underlying drivers of change often come from sources such as favorable product cycles, operating initiatives that range from cost cutting to expanding distribution, better capital deployment, improved corporate governance, changing industry dynamics, and regulatory changes, for example. Principal Global’s analysts are responsible for identifying the key catalysts of fundamental change, and assessing their key drivers, magnitude and durability. Principal Global classifies change catalysts as internal or external, structural or cyclical. While each category offers opportunities, Principal Global believes that the most prominent tend to be internal-structural. In other words, those within the direct control of companies, with an expected duration of two years or more.

Principal Global further recognizes that investor expectations and relative valuation are closely interrelated, reflecting the degree to which consensus expectations are underestimating or mispricing fundamental change. Once Principal Global has identified the key drivers of sustainable change, Principal Global seeks to identify a smaller subset of companies where Principal Global believes current market expectations do not fully appreciate the magnitude of that change. Having deep and specific industry knowledge allows Principal Global’s investment team to identify positive changes that Principal Global expects will improve a company’s earnings and valuation profile but are not yet appreciated by the market. Principal Global believes that there is a persistent tendency for consensus views to adjust slowly and incrementally in response to positive change, which creates expectations gaps – either in the form of underappreciated growth (earnings surprise potential) and/or underappreciated improvement (valuation expansion potential). Recognizing these underlying behavioral biases may give

Principal Global the opportunity to gain an advantage in staying ahead of the market, and also to manage its own behavioral vulnerabilities.

WCM Investment Management, LLC (“WCM”)

In constructing its allocated portion of the Fund’s assets, WCM starts with simple-to-understand businesses that are believed to exhibit clean financials, low-or-no debt, high or rising returns on invested capital, relatively predictable free cash flow generation, and consistent earnings/revenue growth histories. In WCM’s analysis, WCM focuses on each company’s business model (particularly its economic “moat”), its corporate culture, its management, and lastly, its valuation (using industry- and/or name-specific valuation techniques). With a minimum time horizon of 3–5 years, the portion of the Fund’s portfolio allocated to WCM is expected to have lower than average turnover; WCM expects as much as half the turnover to be position-size management (trims and adds). The product of WCM’s philosophy and process is a focused, large-cap, quality, growth portfolio.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the

Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A Shares of the Predecessor Fund reorganized into Investor Shares of the Fund, and Class B, Class C and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Investor Shares expenses, and with respect to the table Institutional Shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Shares performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-348-6466
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cbisonline.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
21.07%	(23.38)%
6/30/2020	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Catholic Values Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catholic Values Investing Risk — The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk — The Fund is subject to the risk that the Sub-Advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Foreign Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Emerging Markets Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Securities Risk — The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Large-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Value Investment Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investment Style Risk — A Sub-Adviser’s value investment style may increase the risks of investing in the Fund. If a Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Small- and Mid-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Capitalization Company Risk — The mid- and small-capitalization companies the Fund may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Dividend-Paying Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Quantitative Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quantitative Strategy Risk — Funds that are managed according to a quantitative model can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could negatively impact investment returns.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRLVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%	[47]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
Annual Return 2013	rr_AnnualReturn2013	22.57%
Annual Return 2014	rr_AnnualReturn2014	(4.65%)
Annual Return 2015	rr_AnnualReturn2015	(2.40%)
Annual Return 2016	rr_AnnualReturn2016	3.14%
Annual Return 2017	rr_AnnualReturn2017	31.00%
Annual Return 2018	rr_AnnualReturn2018	(15.59%)
Annual Return 2019	rr_AnnualReturn2019	26.63%
Annual Return 2020	rr_AnnualReturn2020	19.72%
Annual Return 2021	rr_AnnualReturn2021	10.44%
Annual Return 2022	rr_AnnualReturn2022	(21.98%)
Annual Return 2023	rr_AnnualReturn2023	19.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.38%)
1 Year	rr_AverageAnnualReturnYear01	19.94%
5 Years	rr_AverageAnnualReturnYear05	9.39%
10 Years	rr_AverageAnnualReturnYear10	5.21%
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.54%
5 Years	rr_AverageAnnualReturnYear05		[48]
10 Years	rr_AverageAnnualReturnYear10		[48]
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.19%
5 Years	rr_AverageAnnualReturnYear05		[48]
10 Years	rr_AverageAnnualReturnYear10		[48]
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRLSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%	[47]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
1 Year	rr_AverageAnnualReturnYear01	20.11%
5 Years	rr_AverageAnnualReturnYear05	9.55%
10 Years	rr_AverageAnnualReturnYear10	5.37%
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | MSCI All Country World Ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.21%	[49]
5 Years	rr_AverageAnnualReturnYear05	7.60%	[49]
10 Years	rr_AverageAnnualReturnYear10	4.32%	[49]
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catholic Responsible Investments Small-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Catholic Responsible Investments Small-Cap Fund (the “Fund”) seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a passive optimization process managed by Rhumbline Advisers, the Fund’s Sub-Adviser (“Sub-Adviser”), which is designed to track the performance of the S&P 600® Index (the “Index”). The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Index. The Index is a well-known stock market index that measures the performance of small-capitalization companies in the United States. Under normal circumstances, the Fund intends to invest at least 95% of its net assets, plus any borrowings for investment purposes, in securities listed in the Index.

The market value of the Fund’s investments in derivatives or other synthetic instruments that provide exposure comparable, in the judgment of the Adviser or Sub-Adviser, to the foregoing types of investments may be counted toward the Fund’s goal of investing at least 95% of its net assets in securities listed in the Index. The Fund attempts to replicate the investment performance of the Index and generally intends to invest in all stocks comprising the Index in approximate proportion to their weightings in the Index, except with respect to securities screened by the Adviser’s Catholic Responsible Investment criteria. The Fund is designed to balance the impact of Catholic Investment screens by overweighting select holdings so that the Fund’s broad quantitative characteristics match those of the Index as closely as possible.

However, it may not be possible or practicable to purchase all stocks of the Index in those weightings. When it is not possible or practicable to purchase all stocks of the Index in those weightings, the Fund may purchase a sample of the stocks listed in the Index in proportions expected by the Sub-Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition to common stocks in the Index, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria. The Fund may also, to the extent permitted by applicable law, invest in shares of other funds or pooled vehicles, including mutual funds and exchange-traded funds (including those advised by the Adviser), real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”) whose investment objectives and policies are similar to those of the Fund.

The Fund is classified as diversified under the 1940 Act; however, the Fund may become non-diversified solely as a result of a changes in the composition of the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies from the potential investment universe available to the Fund because these companies operate business deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. To illustrate the impact of excluding securities from the S&P 600 Index, as of October 31, 2023, 28 small-cap companies were excluded by the Catholic Responsible Investing screening criteria, or approximately 4.43% of the market value of the S&P 600 Index, weighted by capitalization. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by overweighting select portfolio holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. While this may increase short term tracking error of the Fund, the Fund seeks to match the total return of the S&P Small Cap 600 Index, gross of fees and expenses, over three- and five-year periods while attempting to maintain an expected annualized tracking error of no greater than 0.30%, gross of fees and expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class A, Class B and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years and by showing how the Fund’s average annual total returns for the one, five and ten year periods compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-348-6466
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cbisonline.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
30.81%	(32.61)%
12/31/2020	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Catholic Values Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catholic Values Investing Risk — The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk — Futures contracts and options are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is the risk that the issuer will fail to pay interest fully and return principal in a timely manner. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Indexing StrategyIndex Tracking Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indexing Strategy/Index Tracking Risk — The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. The Fund’s performance may not match the performance of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. As discussed below, the Fund’s performance may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Industry Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry Concentration Risk — The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk — To the extent the Fund becomes non-diversified, the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Fund is non-diversified, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Fund’s invested assets are diversified.
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Capital Gain Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Capital Gain Risk — As of the date of this Prospectus a substantial portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Small-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Capitalization Company Risk — The Fund is also subject to the risk that small-cap stocks may underperform other segments of the equity market or the equity market as a whole. Small-cap companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies and may be subject to great liquidity risk. These securities may be traded over-the-counter or listed on an exchange.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRSSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%	[50]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 368
Annual Return 2013	rr_AnnualReturn2013	38.31%
Annual Return 2014	rr_AnnualReturn2014	4.68%
Annual Return 2015	rr_AnnualReturn2015	(4.51%)
Annual Return 2016	rr_AnnualReturn2016	21.08%
Annual Return 2017	rr_AnnualReturn2017	14.74%
Annual Return 2018	rr_AnnualReturn2018	(8.63%)
Annual Return 2019	rr_AnnualReturn2019	22.62%
Annual Return 2020	rr_AnnualReturn2020	11.02%
Annual Return 2021	rr_AnnualReturn2021	27.03%
Annual Return 2022	rr_AnnualReturn2022	(16.50%)
Annual Return 2023	rr_AnnualReturn2023	15.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.61%)
1 Year	rr_AverageAnnualReturnYear01	15.92%
5 Years	rr_AverageAnnualReturnYear05	10.86%
10 Years	rr_AverageAnnualReturnYear10	7.83%
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05		[51]
10 Years	rr_AverageAnnualReturnYear10		[51]
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.65%
5 Years	rr_AverageAnnualReturnYear05		[51]
10 Years	rr_AverageAnnualReturnYear10		[51]
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.05%	[52]
5 Years	rr_AverageAnnualReturnYear05	11.03%	[52]
10 Years	rr_AverageAnnualReturnYear10	8.66%	[52]
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catholic Responsible Investments International Small-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Catholic Responsible Investments International Small-Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of small capitalization companies based in those countries included in the MSCI All Country World ex-US Small Cap Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus borrowings for investment purposes in a broadly diversified portfolio of equity securities of small capitalization companies that are located in countries throughout the world. The Fund generally considers small-cap foreign companies to be those companies with similar market capitalization and located in countries included in the MSCI All Country World ex-US Small Cap Index. For purposes of the Fund’s 80% investment policy, equity securities include international equities traded on recognized global exchanges, private placements of equity securities, rights offerings, warrants, ADRs, new issues of equity securities, ETFs that primarily invest in equity securities, and derivatives, primarily index futures with economic characteristics similar to equity securities. The Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. In some circumstances, the Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

From time to time, the Fund may also focus its investments in a particular geographic region, such as Europe or Asia. The Fund invests in both developed markets and emerging markets but will not invest in frontier markets. The Fund defines emerging markets countries as countries that are classified by MSCI Emerging Markets Index as emerging markets, and it defines frontier markets countries as countries that are classified by MSCI Frontier Markets Index. The Fund generally invests in at least three different countries, and invest at least 40% of its assets in securities of non-U.S. companies or, if conditions are not favorable, invest at least 30% of its assets in securities of non-U.S. companies. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser.

Global Alpha Capital Management Ltd. (“Global Alpha”)

Global Alpha’s International Small Cap Strategy used for the Fund consists of a concentrated portfolio of international small capitalization stocks, between 50 and 70 names, chosen by utilizing a fundamental approach to identify companies deemed to have unrecognized and accelerating earnings growth potential. The investment team’s bottom-up stock selection process is guided by key international themes that drive growth potential. Global

Alpha believes the key to generating consistent added value for clients over time is by creating portfolios from the bottom-up, using a global thematic perspective and a risk-controlled, low turnover approach. The application of this approach results in a portfolio with a core / growth style bias.

Lazard Asset Management LLC (“Lazard”)

The Lazard strategy utilized for the Fund seeks to outperform the MSCI ACW ex-US Small Cap Index. Lazard seeks consistency throughout market cycles and relies on a core, bottom-up stock selection approach while avoiding unwanted top-down or macro exposures to achieve this objective. The investment universe for the portion of the Fund’s assets allocated to Lazard consists of approximately 6,000 developed and emerging-market small cap stocks using an active, quantitatively based investment process that evaluates each company’s growth potential, valuation, market sentiment and financial quality on a daily basis relative to global peers. Portfolio risks are managed independently by maintaining exposures that are similar to the benchmark including region, industry, country, capitalization and beta.

The active, quantitative approach utilized by Lazard’s portfolio management team begins by defining the universe of stocks with sufficient liquidity and data to develop a proper analysis. Additional criteria are used to restrict the universe according to the Fund’s commitment to Catholic Responsible InvestingSM. Companies are evaluated daily relative to peers according to Lazard’s assessment of four independent measures, including growth potential, valuation, market sentiment and financial quality. Companies deemed to have the most attractive rankings will typically receive the largest relative weight. Risk is managed on a benchmark relative basis controlling country, industry, sector, capitalization, beta within prescribed ranges around the benchmark allowing stock selection to determine relative return.

The Fund will typically invest the majority of its assets allocated to Lazard in equity securities, including REITs of non-US developed and emerging markets companies. Under normal circumstances, the Fund invests at least 80% of its assets allocated to Lazard in equity securities. Asset allocation among countries and regions is designed to approximate that of the underlying benchmark, attempting to assure return consistency with the asset class. Lazard will not engage in market timing or make significant shifts between country markets or economic sectors based on their outlook.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church. The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s current performance for the most recent month end can be obtained by calling 866-348-6466 or visiting www.cbisonline.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance shown in the bar chart and performance table for periods prior to December 6, 2021 is the performance of another investment vehicle (the “Predecessor Fund”). Class B Shares and Class X Shares of the Predecessor Fund reorganized into Institutional Shares of the Fund on December 6, 2021. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Institutional Shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-348-6466
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cbisonline.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
18.97%	(27.25)%
6/30/2020	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Catholic Values Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catholic Values Investing Risk — The Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that the Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk — The Fund is subject to the risk that the Sub-Advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Foreign Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Emerging Markets Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Securities Risk — The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Small-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Capitalization Company Risk — The Fund is also subject to the risk that small-cap stocks may underperform other segments of the equity market or the equity market as a whole. Small-cap companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies and may be subject to great liquidity risk. These securities may be traded over-the-counter or listed on an exchange.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRNSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.96%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[53]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	699
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,555
Annual Return 2020	rr_AnnualReturn2020	7.00%
Annual Return 2021	rr_AnnualReturn2021	13.91%
Annual Return 2022	rr_AnnualReturn2022	(17.03%)
Annual Return 2023	rr_AnnualReturn2023	12.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.25%)
1 Year	rr_AverageAnnualReturnYear01	12.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2000
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2000
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.86%
Since Inception	rr_AverageAnnualReturnSinceInception		[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2000
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | MSCI All Country World Ex-US Small-Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.23%	[55]
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[55]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2000	[55]

[1]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other funds, including money market funds and exchange-traded funds.
[2]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[3]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, AFFE, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until February 28, 2025 (the “contractual expense limit”). This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.
[4]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[5]	The Custom Benchmark is a blended benchmark composed of 55% of the Bloomberg U.S. Aggregate Bond Index, 33.75% of the Russell 3000® Index, and 11.25% of the MSCI ACWI ex-US Index.
[6]	The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
[7]	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.
[8]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other funds, including money market funds and exchange-traded funds.
[9]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[10]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, AFFE, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until February 28, 2025 (the “contractual expense limit”). This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.
[11]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[12]	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.
[13]	The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
[14]	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.
[15]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other funds, including money market funds and exchange-traded funds.
[16]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[17]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, AFFE, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until February 28, 2025 (the “contractual expense limit”). This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.
[18]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[19]	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.
[20]	The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
[21]	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.
[22]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other funds, including money market funds and exchange-traded funds.
[23]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[24]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, AFFE, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until February 28, 2025 (the “contractual expense limit”). This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.
[25]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[26]	The Custom Benchmark is a blended benchmark composed of 25% of the Bloomberg U.S. Aggregate Bond Index, 56.25% of the Russell 3000® Index, and 18.75% of the MSCI ACWI ex-US Index.
[27]	The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
[28]	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.
[29]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.35% of the Fund’s average daily net assets until February 28, 2025 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.
[30]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[31]	The Bloomberg US Treasury Bills (1-3M) Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment grade, and have $300 million or more of outstanding face value.
[32]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.35% of the Fund’s average daily net assets until February 28, 2025 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.
[33]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[34]	The Bloomberg U.S. Treasury (1-3 Year) Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded. Separate trading of registered interest and principal securities (STRIPS) are excluded from the Index because their inclusion would result in double-counting.
[35]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.41% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until February 28, 2025 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.
[36]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[37]	The Bloomberg 1-5 Year Government Credit Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued.
[38]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.37% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until February 28, 2025 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.
[39]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[40]	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.
[41]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.09% of the Fund’s average daily net assets until February 28, 2025 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.
[42]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[43]	The S&P 500® Index is a free-float capitalization-weighted index, published since 1957, of the prices of 500 large-cap common stocks actively traded in the United States. The stocks included in the Index are those of large publicly held companies that trade on either of the two largest American stock exchanges: the NYSE and the NASDAQ.
[44]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.69% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until February 28, 2025 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.
[45]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[46]	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.
[47]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding Shareholder Servicing Fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.84% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until February 28, 2025 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.
[48]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[49]	The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 developed markets countries (excluding the US) and 27 emerging markets countries. With 2,354 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.
[50]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 0.31% of the Fund’s average daily net assets until February 28, 2025 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.
[51]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[52]	The S&P SmallCap 600® seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.
[53]	Christian Brothers Investment Services, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses, such as litigation expenses (collectively, “excluded expenses”)) from exceeding 1.15% of the Fund’s average daily net assets until February 28, 2025 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Catholic Responsible Investments Funds (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.
[54]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[55]	The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 developed markets countries (excluding the US) and 26 emerging markets countries. With 4,391 constituents, the index covers approximately 14% of the global equity opportunity set outside the US.